SENIOR SECURED CONVERTIBLE CREDIT FACILITY (Details ) - USD ($)	Jun. 26, 2021	Jun. 27, 2020
Total Drawn On Senior Secured Convertible Credit Facility	$ 219,827,377	$ 187,431,400
Less Unamortize Debt Discount	(49,005,984)	(21,062,937)
Senior Secured Convertible Credit Facility Net	170,821,393	166,368,463
Secured Convertible Note [Member]
Total Drawn On Senior Secured Convertible Credit Facility	21,112,530	21,660,583
Secured Convertible Note 1 [Member]
Total Drawn On Senior Secured Convertible Credit Facility	91,185,378	86,053,316
Secured Convertible Note 2 [Member]
Total Drawn On Senior Secured Convertible Credit Facility	29,580,445	26,570,948
Secured Convertible Note 3 [Member]
Total Drawn On Senior Secured Convertible Credit Facility	11,454,144	10,288,815
Secured Convertible Note 4 [Member]
Total Drawn On Senior Secured Convertible Credit Facility	13,496,906	12,500,000
Secured Convertible Note 5 [Member]
Total Drawn On Senior Secured Convertible Credit Facility	21,623,561	19,423,593
Secured Convertible Note 6 [Member]
Total Drawn On Senior Secured Convertible Credit Facility	3,027,003	2,734,282
Secured Convertible Note 7 [Member]
Total Drawn On Senior Secured Convertible Credit Facility	5,847,933
Secured Convertible Note 8 [Member]
Total Drawn On Senior Secured Convertible Credit Facility	9,104,665	8,199,863
Secured Convertible Note 9 [Member]
Total Drawn On Senior Secured Convertible Credit Facility	2,021,984
Secured Convertible Note 10 [Member]
Total Drawn On Senior Secured Convertible Credit Facility	$ 11,372,828